Interest and Fees Income (Details) - Schedule of Interest and Fees Income Costs - CNY (¥)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Interest and Fees Income Costs [Abstract]
Interest and financing service fees on loans	[1]	¥ 1,580,001,675	¥ 1,574,074,534	¥ 1,770,351,645
- Interest income		1,579,868,355	1,573,405,364	1,759,906,523
- Financing service fees		133,320	669,170	10,445,122
Interest income charged to sales partners	[2]	134,542,337	122,019,472	33,448,660
Interest income on debt securities	[3]	20,468,849	22,195,046
Interest on deposits with banks		19,582,159	13,063,523	11,973,675
Total		¥ 1,754,595,020	¥ 1,731,352,575	¥ 1,815,773,980

[1]	Interest and financing service fees on loans, which include financing service fees on loans, are recognized in the consolidated statements of comprehensive income using the effective interest method. Financing service fees on loans, are deferred and amortized over the contractual life of the related loans utilizing the effective interest method.
[2]	Interest income charged to sales partners refers to the cost of and interest on the partner’s instalment repurchase options under collaboration model.
[3]	Interest income on debt securities in forms of partnership investment and corporate debt securities. Please refer to note 6(b).